Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Schedule of estimated fair value of short-term and long-term investments classified as available for sale
At December 31, 2018 and 2017, the estimated fair value of our short-term and long-term investments classified as available-for-sale was as follows:

	December 31, 2018
	Gross Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(In millions)
Short-term investments(1)(2):
Corporate debt securities	$393	$—	$(3)	$390
Long-term investments(1):
Corporate debt securities	639	—	(11)	628
Government and agency securities	38	—	—	38
Total(1)(2)	$1,070	$—	$(14)	$1,056
(1) Excludes short-term restricted cash of $75 million that we intend to use to support our global sabbatical program and a counterparty guarantee, and long-term restricted cash of $2 million.
(2) Excludes time deposits of $774 million, which are not considered available-for-sale securities.

	December 31, 2017
	Gross Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(In millions)
Short-term investments(1)(2):
Corporate debt securities	$2,092	$1	$(1)	$2,092
Government and agency securities	210	—	—	210
Long-term investments(1):
Corporate debt securities	1,769	2	(7)	1,764
Government and agency securities	98	—	—	98
Total(1)(2)	$4,169	$3	$(8)	$4,164
(1) Excludes short-term restricted cash of $79 million that we intend to use to support our global sabbatical program and a counterparty guarantee, and long-term restricted cash of $2 million.
(2) Excludes time deposits of $163 million, which are not considered available-for-sale securities.

Schedule of estimated fair value of short-term and long-term investments classified as available-for-sale by date of contractual maturity
The estimated fair values of our investments classified as available-for-sale included within funds receivable and customer accounts by date of contractual maturity were as follows:

December 31, 2018
(In millions)
One year or less	$8,565
One year through two years	36
Total	$8,601

The estimated fair values of our short-term and long-term investments classified as available-for-sale by date of contractual maturity were as follows:

December 31, 2018
(In millions)
One year or less	$390
One year through two years	492
Two years through three years	110
Three years through four years	57
Four years through five years	—
Greater than five years	7
Total	$1,056

Schedule of adjustments to the carrying value of our equity investments
The adjustments to the carrying value of our equity investments measured using the Measurement Alternative in the year ended December 31, 2018 were as follows:

(In millions)
Carrying amount, beginning of period	$88
Adjustments related to equity investments:
Additions, net of sales	119
Gross unrealized gains on equity investments	91
Gross unrealized losses on equity investments and impairments	(5)
Carrying amount, end of period	$293